UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-04643

Volumetric Fund, Inc.

87 Violet Drive, Pearl River, NY 10965

Gabriel J. Gibs

87 Violet Drive, Pearl River, NY 10965

(Name and address of agent for service)

Registrant's telephone number:          845-623-7637

Date of fiscal year end: Dec 31

Date of reporting period: 12/31/2015

Item 1.  Reports to Stockholders.

To Our Shareholders:

Volumetric Fund’s net asset value (NAV) declined 4.7% during 2015, closing out the year at $18.90.  This includes a 2.5% advance in the fourth quarter. The Standard & Poor 500 Index outperformed Volumetric Fund in 2015. However, as indicated in the chart below, Volumetric Fund has outperformed the Standard & Poor 500 index since the introduction of the “Volume and Range System”. Also as indicated below, the market, as measured by the Standard & Poor’s Index declined 0.7% during 2015.

The Volumetric Index which shows the value of a $10,000 hypothetical investment in Volumetric on January 1, 1979, stood at $261,446 on December 31, 2015. Our average (not compounded) annual return, during our past 37 years of history, has been 10.1%, as compared to that of 9.9% for the S&P 500 Index during the same period.

As indicated below, since our proprietary “Volume and Range” portfolio management system was introduced on September 1, 2000, we have outperformed all the major market indices.

In our January 6, 2016 memo, on December 31, 2015, the Fund declared a capital gain distribution of $0.61 per share. Your distribution was reinvested for you in additional shares, except if you requested the cash option. For each share you owned on December 31, 2015, you received 3.2% in additional shares on January 1, 2016. Please also note that Volumetric Fund’s NAV went “ex-dividend” on January 1, 2016. On that day, as described in our memo, the Fund’s $18.90 closing NAV was reduced by the $0.61 distribution to $18.29.

FOURTH QUARTER PORTFOLIO CHANGES

As mentioned above, the Fund’s NAV declined 4.7% during 2015 and advanced 2.5% in the fourth quarter.  As of December 31, 2015, the Fund had a cash position of 18.9%.  We had 68 stocks in our portfolio with 44 gainers and 24 losers.  Our average stock had an unrealized gain of 28.3%. Four of our stocks more than doubled.  Our biggest gainer was Electronic Arts Inc. with a 383% unrealized gain at year end. Our worst performing stock was Briggs & Stratton Corp. with a 13% unrealized loss at year end. Our ten leading stocks are shown in the “Top Stocks and Sector Holdings” section.

The following 27 stocks were added to the Fund’s portfolio during the fourth quarter: Abbott Laboratories, Bank of America, BorgWarner Inc., C.R. Bard Inc., CA Inc., CBS Corp., Crane Co., CSX Corp., Cypress Semiconductor Corp., The Walt Disney Company, Dover Corp., Exxon Mobil Corp., FMC Corp., Fossil Group, Genuine Parts, Jacobs Engineering, Loews Corp., Mattel Inc., McKesson Corp., Microchip Technology Inc., Micron Technology Inc., Omnicom Group, Perkin Elmer, Procter & Gamble, Southwestern Energy, Textron Inc. and United Technologies Corp..

On the sell side, utilizing the guidelines of our “Volume and Range” system, we sold the following 24 stocks from our portfolio:  The Children’s Place, Inc., Columbia Sportswear Company, Crane Co., CSX Corp., Cytec Industries Inc., Dick’s Sporting Goods Inc., Fossil Group Inc.,  Guess’ Inc., HCP, Inc., Kindred Healthcare Inc., Knight  Transportation Inc., Laboratory Corp. of America Holdings, Landstar System Inc., Micron Technology Inc., MSC Industrial Direct Co. Inc., Nucor Corporation, Progressive Corp., Regal-Beloit Corporation, Southwestern Energy Company, St Jude Medical Inc., Tyco International Plc, United Health Group Inc., Ventas Inc. and Whole Foods Market Inc..

.

TOP STOCKS AND SECTOR HOLDINGS (Unaudited)

As of December 31, 2015, our ten greatest unrealized stock gainers and our 10 largest sector holdings are listed below. See “Statement of Net Assets” on page 5 for details.

OTHER NEWS

As mentioned in our semi-annual report, at the Fund’s annual meeting June 24, 2015, shareholders elected all the nominated directors. Furthermore, they approved BBD, LLP, as the Fund’s independent registered public accounting firm for calendar year 2015.

The Board of Directors, at their December 17, 2015 meeting, approved the renewal of the Investment Advisory contract between Volumetric Fund, Inc. and Volumetric Advisers, Inc. The Board discussed various factors that formed the basis for their renewal of the contract: 1) Volumetric Advisers, Inc. uses a proven, proprietary technique for managing the Fund’s portfolio; 2) the Fund’s performance indicates that it has outperformed the Standard & Poor’s 500 Index and other appropriate indexes in seven out of the past fifteen years; 3) the Fund’s expense ratio is in line with other no-load mutual fund’s of similar size. Furthermore, if the Fund’s assets grow, the expense ratio decreases on a sliding scale, as indicated in the Prospectus.

UPDATE AND OUTLOOK

The stock market slid in January due to investor worries about China’s economic slowdown and oil’s falling price. Other investor concerns might have been the strong dollar, the Federal Reserve’s policy moves and the Presidential election cycle.  Accordingly, with Volumetric Fund’s “Volume and Range” system, our current cash position as of February 11th is 29.8%.  With cash on the sidelines, we are positioned to take advantage of market opportunities as they arise.

This year, as of February 11th The Standard & Poor’s 500 Index declined 10.5%, the Dow Jones Industrial declined 10.1%, and the NYSE Index declined 12.3%.  During the same period, Volumetric Fund performed better, declining 7.6%. The current outlook for the market appears to be a strong neutral based on our proprietary short term overall market signal.

We thank you for your continued trust and confidence. If you are interested in obtaining our prospectus and general information about the Fund please visit our website, www.volumetric.com.  Also, do not hesitate to call us if you have any questions.

February 12, 2016

Sincerely,

Gabriel J. Gibs

Irene J. Zawitkowski

Chairman and CEO

President

Comparison of Changes in the Value of a $10,000 Investment in Volumetric Fund Versus the Standard & Poor's 500 Index* (Unaudited)

(From January 1, 1979 to December 31, 2015)

Compounded Annual Total Returns (12/31/15)
1 Year
5 Years
10 Years
Since Inception (1/1/79)
Volumetric Fund - 4.69% + 6.52% + 4.02% + 9.22%
S&P 500 Comp Index - 0.73% +10.20% + 5.05% + 8.61%
Volumetric Fund
S&P 500
Volumetric $261,446
S&P $212,667
$300,000
$275,000
$250,000
$225,000
$200,000
$175,000
$150,000
$125,000
$100,000
$75,000
$50,000
$25,000
$0
Investment $
1979 1980 1981 1982 1983 1984 1985 1986 1987 1988 1989 1990 1991 1992 1993 1994 1995 1996 1997 1998 1999 2000 2001 2002 2003 2004 2005 2006 2007 2008 2009 2010 2011 2012 2013 2014 2015
Year

* All distributions and dividends were reinvested. Past performance is not predictive of future performance. The performance shown above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart represents values for each year, as of December 31 and date indicated. The S&P 500 Index is an unmanaged index of common stocks.

Sector Group Weight Percentage

(As a Percentage of Net Assets)

(Unaudited)

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each year)

VOLUMETRIC FUND, INC.

STATEMENT OF OPERATIONS

For the year ended December 31, 2015

See notes to financial statements

VOLUMETRIC FUND, INC.
STATEMENT OF NET ASSETS
DECEMBER 31, 2015

Equities: 81.1%

SHARES	COMPANY	VALUE
	Aerospace & Defense -- 2.2%	
7,200	Textron Inc	$ 302,472
3,000	United Technologies Corp	288,210
		590,682
	Auto -- 5.8%	
7,000	Borgwarner Inc	302,610
3,400	Genuine Parts Co	292,026
2,800	Lear Corp	343,924
2,400	O'Reilly Automotive Inc New*	608,208
		1,546,768
	Chemicals -- 2.2%	
7,300	F M C Corp	285,649
3,500	Valspar Corp	290,325
		575,974
	Computer Software -- 5.0%	
5,500	Autodesk Inc*	335,115
10,400	CA Inc	297,024
16,900	Cadence Design System Inc*	351,689
5,000	Electronic Arts Inc*	343,600
		1,327,428
	Computers & Semiconductors -- 7.9%	
5,000	Analog Devices Inc	276,600
25,000	Cypress Semiconductor Corp*	245,250
11,200	E M C Corp Mass	287,616
14,000	Hewlett Packard Enterprise Co	212,800
14,000	HP Inc	165,760
10,000	Intel Corp	344,500
6,300	Linear Technology Corp	267,561
6,400	Microchip Technology Inc	297,856
		2,097,943
	Construction -- 5.2%	
6,800	Jacobs Engineering Group Inc Del*	285,260
16,000	KBR Inc	270,720
8,700	Owens Corning	409,161
4,600	Vulcan Materials Co	436,862
		1,402,003
	Consumer Cyclical -- 2.6%	
5,256	La-Z-Boy Inc	128,352
12,300	Mattel Inc	334,191
13,400	Pulte Group Inc	238,788
		701,331
	Drugs -- 1.4%	
11,500	Pfizer Inc	371,220
		371,220
	Electronics -- 6.6%	
6,000	Amphenol Corp Class A	313,380
4,700	Charles River Laboratories Intl Inc*	377,833
16,000	Corning Inc	292,480
4,900	Flir Systems Inc	137,543
8,300	Netgear Inc*	347,853
5,700	Perkinelmer Inc	305,349
		1,774,438
	Energy -- 1.1%	
3,700	Exxon Mobil Corp	288,415
		288,415
	Financials -- 2.2%	
17,000	Bank of America Corp	286,110
8,000	Loews Corp	307,200
		593,310
	Food & Beverage -- 3.2%	
7,500	Sysco Corp	307,500
2,602	Treehouse Foods Inc*	204,153
6,500	Tyson Foods Inc Class A	346,645
		858,298

*Non-income producing security

SHARES	COMPANY	VALUE
	Healthcare -- 4.6%	
6,900	Abbott Laboratories	$ 309,879
1,600	Bard C R Inc	303,104
1,600	Mckesson Corp	315,568
6,400	Patterson Companies Inc	289,344
		1,217,895
	Hotels Restaurants & Leisure -- 2.4%	
1,800	Panera Bread Co Class A*	350,604
4,000	Yum! Brands Inc	292,200
		642,804
	Household Products -- 1.2%	
3,900	Procter & Gamble Co	309,699
		309,699
	Indexes -- 3.8%	
5,000	Spdr S&P 500 Trust	1,019,350
		1,019,350
	Industrial Conglomerates -- 1.5%	
2,046	Roper Technologies Inc	388,310
		388,310
	Machinery -- 4.6%	
7,000	Ball Corp	509,110
9,000	Briggs & Stratton Corp	155,700
4,700	Dover Corp	288,157
7,300	Oshkosh Corp	284,992
		1,237,959
	Media -- 4.8%	
7,000	CBS Corp Class B	329,910
2,600	Disney Walt Co	273,208
15,000	Interpublic Group Cos Inc	349,200
4,400	Omnicom Group Inc	332,904
		1,285,222
	Reit -- 1.0%	
8,700	Weyerhaeuser Co	260,826
		260,826
	Services -- 5.3%	
13,000	Brinks Co	375,180
3,800	Cintas Corp	345,990
11,000	Herman Miller Inc	315,700
6,600	Waste Connections Inc	371,712
		1,408,582
	Transportation -- 3.3%	
10,500	CSX Corp	272,475
6,200	Expeditors Intl Wash Inc	279,620
2,300	Fedex Corp	342,677
		894,772
	Utilities -- 3.2%	
2,300	Atmos Energy Corp	144,992
6,600	Piedmont Nat Gas Inc	376,332
9,600	PPL Corp Com	327,648
		848,972

TOTAL EQUITIES:	
(COST: $18,234,450)	21,642,201
CASH EQUIVALENTS/RECEIVABLE: 18.9%	
Cash	182,327
US Bank N.A. - Fidelity Money Mkt Gov Fd	4,832,014
Dividends and interest receivable	34,198
TOTAL CASH EQUIVALENTS/ RECEIVABLES	**5,048,539**
TOTAL ASSETS	**26,690,740**
Less Liabilities	-
NET ASSETS: 100.0%	**$ 26,690,740**
VOLUMETRIC SHARES OUTSTANDING	**1,412,561**
NET ASSET VALUE, OFFERING & REDEMPTION PRICE PER SHARE	**$18.90**

See notes to financial statements

VOLUMETRIC FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS

See notes to financial statements

NOTES TO FINANCIAL STATEMENTS

As of December 31, 2015

1.

Significant Accounting Policies

Volumetric Fund, Inc. (the “Fund”) is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company.  The Fund’s investment objective is capital growth. Its secondary objective is downside protection. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

a)

Valuation of Securities: Investments in securities traded on a national securities exchange (or reported on the NASDAQ national market) are valued at the closing price on the day of valuation. If a market quote is not available, the Fund will value the security at fair market value as determined in good faith by Volumetric Advisers, Inc., as directed by the Board of Directors.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires certain disclosures about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•

Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

•

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not necessarily indications of the risk associated with investing in those securities.

As of December 31, 2015, all of the securities held by the Fund were valued using Level 1 inputs. See the Fund’s Statement of Net Assets for a listing of securities valued using Level 1 inputs by security type and industry type, as required by GAAP. There were no transfers among Levels 1, 2 and 3 for the year ended December 31, 2015. Transfers are recognized at the end of the reporting periods.

a)

Securities Transactions and Investment Income: Realized gains and losses are determined on the identified cost basis which is the same basis used for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date and interest income is recognized on the accrual basis.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions taken on

Federal and state income tax returns for all open tax years (2012-2014) and during the year ended December 31, 2015, and concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

b)

Federal Income Taxes: The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of the Fund’s taxable income to its shareholders. Therefore no federal income tax provision is required.

c)

Distributions to Shareholders: It is the Fund’s policy to distribute all net investment income and all net realized gains, in excess of any available capital loss carryovers, at year end. Distributions are taxable to shareholders in the year earned by the Fund.  The Board of Directors declared the following distributions. The January 1, 2016 ex-date distribution will be reflected in the financial statements for the year ended December 31, 2016.

The tax character of distributions recorded and paid during the years ended December 31, 2015 and 2014 were as follows: Long Term Capital Gains:  2015: $2,588,254, 2014: $1,379,199.  Ordinary Income: 2015: $0, 2014: $317,991.

d)

Use of Estimates: The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reported period. Actual results could differ from those estimates.

2. Management Fee and Other Transactions with Affiliates

The Fund receives investment management and advisory services under an advisory agreement with Volumetric Advisers, Inc., that provides for fees to be paid at an annual rate of 2.0% of the first $10,000,000 of average daily net assets, 1.9% of the next $15,000,000 and declining thereafter to 1.5% on net assets over $100,000,000.  The Fund's adviser pays the cost of all management, supervisory and administrative services required in the operation of the Fund.  This includes investment management, fees of the custodian, independent public accountants and legal counsel, remuneration of officers and directors, state registration fees and franchise taxes, shareholder services, including maintenance of the shareholder accounting system, insurance, marketing expenses, shareholder reports, proxy related expenses and transfer agency. Certain officers and directors of the Fund are also officers and directors of the investment adviser.

3. Capital Stock Transactions

At December 31, 2015, there were 2,000,000 shares of $0.01 par value capital stock authorized. Transactions in capital stock were as follows:

4. Purchases and Sales of Investment Securities / Federal Tax Cost Information

For the year ended December 31, 2015, purchases and proceeds from sales of securities were $18,769,851 and $18,290,507, respectively.  At December 31, 2015 the cost of investments for Federal income tax purposes was $18,234,450.  Accumulated net unrealized appreciation on investments was $3,407,751 consisting of $3,741,033 gross unrealized appreciation and $333,282 gross unrealized depreciation.

5. Composition of Net Assets

At December 31, 2015 net assets consisted of:

Net capital paid in on shares of stock..........................................................................................    $22,411,259

Unrealized appreciation of investments…..…………………………..............................................       3,407,751

Accumulated net realized gain on investments………………………………………………….……          871,730

               Net Assets                                                                                                                        $26,690,740

6. Federal Income Tax

As of December 31, 2015, the components of distributable earnings on a tax basis were as follows:

Accumulated net realized gain                      $   871,730

Unrealized appreciation                                   3,407,751

       Distributable earnings                             $4,279,481

For the year ended December 31, 2015, the Fund reclassified $198,855 of net investment losses against paid in capital resulting in an increase of net investment income and decrease of $198,855 of paid in capital on shares of stock. Such reclassifications, the result of permanent differences between the financial statements and income tax reporting requirements, have no effect on the Fund’s net assets.

7. Commitments and Contingencies

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. The Fund expects the risk of loss to be remote.

8. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and the Shareholders of

Volumetric Fund, Inc.

We have audited the accompanying statement of net assets of Volumetric Fund, Inc., as of December 31, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended.  These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of December 31, 2015 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Volumetric Fund, Inc. as of December 31, 2015, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and its financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania

February 22, 2016

PROSPECTUS, PROXY AND PORTFOLIO INFORMATION (Unaudited)

This report is intended for the shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus. To obtain a current prospectus please call 1-800-541-3863 or visit www.volumetric.com.

Information is available to shareholders who are interested in the Fund’s proxy voting guidelines and proxy voting record for the 12-month period ended June 30. This information may be obtained without charge either by calling the Fund’s toll-free number, 800-541-3863, or by visiting the SEC’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with Securities and Exchange Commission, for the first and third quarters of each fiscal year on form N-Q. These forms are available on the Commission’s website at www.sec.gov. This information is also available from the Fund by calling 800-541-3863 or visit www.volumetric.com.

DIRECTORS (Unaudited)

Directors, who are not salaried employees of Volumetric Advisers, Inc. (the “Adviser”), 87 Violet Drive, Pearl River, NY 10965, receive a fee for each Board or committee meeting they attend. Directors’ fees had no effect on the Fund’s expenses and expense ratio since all of their fees were paid by the Adviser.  On a yearly basis, the full Board of Directors meet two times and the Independent Directors meet three times. In addition, the Audit Committee meets twice and the Governance & Nominating committee meets once.

INFORMATION ABOUT YOUR FUND’S EXPENSES

For the six months ended December 31, 2015 (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made at the beginning of the period and held for the entire semi-annual period, July 1, 2015 – December 31, 2015.

Below are two ways to evaluate your Fund’s costs.

Actual Fund Return: This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return for the six month period, the “Expense Ratio” column shows the period’s annualized expense ratio and the “Expenses Paid During Period” column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period. You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, a $7,000 account value divided by $1,000 = 7.0), then multiply the result by the number given in the first line under the heading entitled “Expenses Paid During Period.”

Hypothetical 5% Return: This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses, the expense ratio is unchanged. Because the return used is not the Fund’s actual return, the results do not apply to your investment. This sample is useful in making comparisons to other mutual funds because the Securities and Exchange Commission requires all mutual funds to provide examples of expenses calculated and based on an assumed 5% annual return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees. Volumetric Fund does not charge any sales loads, redemption fee, or exchange fees, but these fees may be present in other funds to which you compare our Fund. Therefore, the hypothetical portions of the table are useful in comparing ongoing costs only, and will not help you to determine the relative total costs of owning different funds.

	Beginning Account Value, 07/01/15	Ending Account Value, 12/31/15*	Net Expense Ratio	Expenses Paid During Period**
Actual	$1,000	$ 960.50	1.93%	$9.54
Hypothetical 5% Return	$1,000	$1,015.48	1.93%	$9.80

*The actual total return for the six-month period ended December 31, 2015, was -3.96%.

**Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, and then divided by 365.

GENERAL INFORMATION

INVESTMENT ADVISER and TRANSFER AGENT

Volumetric Advisers, Inc.

87 Violet Drive

Pearl River, NY 10965

CUSTODIAN

U.S. Bank N.A.

Milwaukee, WI  53212

IRA AND PENSION ACCOUNTS TRUSTEE

Equity Trust Company

P.O. Box 8963

Wilmington, DE 19899

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP

1835 Market Street, 26th Floor

Philadelphia, PA 19103

DIRECTORS (Unaudited)

The Directors of the Fund and their ages, positions, addresses and principal occupations during the past five years are set forth below. There is no limit on the length of the term that each director serves. The Fund’s Statement of Additional Information contains additional information about the Directors and is available without charge, upon request, by calling 1-800-541-FUND.

Interested Directors

Independent Directors

Richard Brega, Jr. 500 Corporate Court Valley Cottage, NY 10989 bod@volumetric.com	President, Brega Transport Co. since inception in 2002. Member of the Fund's Audit Committee.	48	2014	1	None
Josef Haupl 9 Grove Place Mountainside, NJ 07046 bod@volumetric.com	Engineering consultant to the chemical industry, since 2002. Previously, Director of Technology of Lurgi PSI, an engineering and construction services company for the chemical industry. Member of the Fund's Governance & Nominating Committee.	70	2004	1	None
Alexandre M. Olbrecht, Dr. 7 Main Street, RR 5 Mt. Kisco, NY 10549-3923 bod@volumetric.com	Associate Professor Economics, Ramapo College of NJ, since 2005. Executive Director emeritus of Eastern Economic Association. Vice Chairman of the Fund's Audit Committee.	40	2012	1	None
Stephen J. Samitt Volumetric Fund, Inc. 87 Violet Drive Pearl River, NY 10965 shareholdercomments@ volumetric.com	Stephen Samitt, CPA, LLC, since 2008. Previously, Principal, Briggs Bunting & Dougherty, LLP, a full service public accounting firm, since 1997. Chairman of the Fund's Audit Committee. Member of the Fund's Governance & Nominating Committee. He was elected by the Board as the Fund's financial expert.	74	1996	1	None
Allan A. Samuels Rockland Business Assoc. One Blue Hill Plaza Pearl River, NY 10965 bod@volumetric.com	CEO and President of Rockland Business Association (RBA) since 2001. Board member of several non-profit and business organizations. Chairman of the Fund's Governance and Nominating Committee.	77	2007	1	None
David L. Seidenberg 29 ShawRoad Woodcliff Lake, NJ 07677 bod@volumetric.com	President, SQ Ventures, LLC, since 2002. Previously, Vice President of Davos Chemical Company from 1972 until 2002. Member of the Fund's Audit Committee.	69	1983	1	None
Raymond W. Sheridan R. Sheridan Financial, Inc. 19 E. Washington Ave Pearl River, NY 10965 bod@volumetric.com	President, Raymond Sheridan Financial, Inc., insurance and financial services. Vice President of Volumetric Fund from 1997 to 2004. Member of the Fund's Governance & Nominating Committee.	65	1995	1	None
	Non-Director Officer				
Jeffrey M. Gibs Volumetric Fund, Inc. 87 Violet Drive Pearl River, NY 10965 info@volumetric.com	Executive Vice President, Chief Compliance Officer of the Fund and employed by Volumetric Advisers, Inc., the adviser to the Fund. He has been an officer of the Fund since 1997 and assisted in other capacities since 1989. Jeffrey Gibs was previously employed by US Bank and AIS (acquired by US Bank) as Vice President of hedge fund accounting and operations from 2005 until 2015. Jeffrey Gibs is the son of Gabriel Gibs.	49	N/A	N/A	N/A

87 Violet Drive

Pearl River, New York 10965

Tel: 845-623-7637

800-541-FUND

www.volumetric.com

Investment Adviser and

Transfer Agent

Volumetric Advisers, Inc.

Pearl River, New York 10965

Custodian

U.S. Bank N.A.

Milwaukee, WI 53212

Independent Registered Public Accounting Firm

BBD, LLP

Philadelphia, Pennsylvania 19103

Board of Directors

Richard Brega, Jr.

Gabriel J. Gibs, Chairman

Josef Haupl

Alexandre M. Olbrecht, Dr.

Stephen J. Samitt

Allan A. Samuels

David L. Seidenberg

Raymond W. Sheridan

Irene J. Zawitkowski

Officers

Gabriel J. Gibs

    Chairman, CEO, Portfolio Co-Manager

Irene J. Zawitkowski

    President, COO, Portfolio Co-Manager

Jeffrey M. Gibs

    Executive Vice President, Chief Compliance Officer

Item 2. Code of Ethics.

(a)As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)For purposes of this item, 'code of ethics' means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant' website; however, the website states how the Code of Ethics may be obtained free of charge upon request.

(f) A copy of the Code of Ethics is attached as an exhibit. You may request a free copy of the Code of Ethics by calling the Fund at 800-541-3863 or writing Volumetric Fund, 87 Violet Drive, Pearl River, New York 10965.

Item 3. Audit Committee Financial Expert.

(a) The Registrant's Board of Directors has determined that Stephen Samitt is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Samitt is independent for purposes of this Item.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees: The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were as follows:

2015 - $14,000

2014 - $14,000

(b)  Audit-Related Fees: The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were as follows:

2015 - None

2014 - None

(c) Tax Fees: The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were as follows:

2015 - $2,500

2014 - $2,500

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d) All Other Fees: The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were as follows:

2015 - None

2014 - None

(e)

(1) Audit Committee's Pre-Approval Policies

The registrant's Audit Committee is required to pre-approve all audit services and non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant's Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2) Percentages of Services Approved by the Audit Committee

2014 & 2015

Audit-Related Fees:       100.00%

Tax Fees:                       100.00%

All Other Fees:                   0.00%

(f) During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2015 - $0

2014 - $0

(h) The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6. Schedule of Investments: Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a) Based on an evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.  Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Volumetric Fund, Inc.

By (Signature and Title)

/s/ Gabriel J. Gibs

Gabriel Gibs, Chairman, CEO

Date 2/23/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Irene Zawitkowski

Irene Zawitkowski, President

Date 2/23/2016